Amana Mutual Funds Trust Form F August 31, 2021

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund
Common Stocks - 94.9%	Number of Shares	Market Value	Percentage of Net Assets

Consumer Discretionary
Automotive Retailers

Genuine Parts	382,000	$ 46,676,580	2.9%

Home Improvement

Stanley Black & Decker	71,950	13,905,777	0.9%

		60,582,357	3.8%

Consumer Staples
Beverages

PepsiCo	250,000	39,097,500	2.4%

Household Products

Colgate-Palmolive	415,400	32,380,430	2.0%

Kimberly-Clark	230,000	31,696,300	2.0%

Procter & Gamble	80,000	11,391,200	0.7%

Unilever ADR	375,000	20,880,000	1.3%

		96,347,930	6.0%

Packaged Food

McCormick & Co	600,000	51,774,000	3.2%

		187,219,430	11.6%

Health Care
Large Pharma

AbbVie	350,000	42,273,000	2.6%

Bristol-Myers Squibb	650,000	43,459,000	2.7%

Eli Lilly	560,000	144,642,400	9.0%

GlaxoSmithKline ADR	381,107	15,526,299	1.0%

Johnson & Johnson	100,000	17,313,000	1.1%

Novartis ADR	235,400	21,748,606	1.3%

Pfizer	1,150,000	52,980,500	3.3%

		337,942,805	21.0%

Medical Devices

Abbott Laboratories	350,000	44,229,500	2.7%

		382,172,305	23.7%

Industrials
Commercial & Residential Building Equipment & Systems

Honeywell International	260,000	60,312,200	3.7%

Flow Control Equipment

Parker Hannifin	40,000	11,866,800	0.7%

Industrial Distribution & Rental

W.W. Grainger	80,000	34,696,000	2.2%

Industrial Machinery

Illinois Tool Works	300,000	69,858,000	4.3%

Measurement Instruments

Rockwell Automation	300,000	97,635,000	6.1%

Rail Freight

Canadian National Railway	384,000	45,169,920	2.8%

		319,537,920	19.8%

Materials
Basic & Diversified Chemicals

Air Products & Chemicals	110,000	29,646,100	1.9%

Linde	130,000	40,896,700	2.5%
		70,542,800	4.4%
Non Wood Building Materials

Carlisle	244,000	51,420,560	3.2%

Specialty Chemicals

3M	200,000	38,948,000	2.4%

PPG Industries	379,000	60,469,450	3.7%

		99,417,450	6.1%

		221,380,810	13.7%

Technology
Communications Equipment

Cisco Systems	572,000	33,759,440	2.1%

Consumer Electronics

Nintendo	22,000	10,584,581	0.6%

Infrastructure Software

Microsoft	400,000	120,752,000	7.5%

Semiconductor Devices

Intel	900,000	48,654,000	3.0%

Texas Instruments	250,000	47,727,500	3.0%

		96,381,500	6.0%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	824,500	98,123,745	6.1%

		359,601,266	22.3%

Total investments	(Cost $420,097,200)	$ 1,530,494,088	94.9%

Other assets (net of liabilities)		82,398,600	5.1%

Total net assets		$ 1,612,892,688	100.0%

ADR: American Depository Receipt

Amana Mutual Funds Trust, Growth Fund
Common Stocks - 95.8%	Number of Shares	Market Value	Percentage of Net Assets

Communications
Internet Media

Alphabet, Class A(1)	12,500	$ 36,174,375	1.0%

		36,174,375	1.0%

Consumer Discretionary
Apparel, Footwear & Accessory Design

Nike, Class B	100,000	16,474,000	0.5%

Home Products Stores

Lowe’s	400,000	81,556,000	2.3%

Specialty Apparel Stores

TJX Companies	1,150,000	83,628,000	2.4%

		181,658,000	5.2%

Consumer Staples
Beverages

PepsiCo	126,750	19,822,432	0.6%

Household Products

Church & Dwight	1,200,000	100,392,000	2.9%

Clorox	178,250	29,954,913	0.8%

Estee Lauder, Class A	458,594	156,146,671	4.5%

		286,493,584	8.2%

		306,316,016	8.8%

Financials
Consumer Finance

Mastercard, Class A	20,000	6,924,600	0.2%

		6,924,600	0.2%

Health Care
Biotech

Amgen	355,000	80,063,150	2.3%

Large Pharma

Eli Lilly	350,000	90,401,500	2.6%

Johnson & Johnson	380,000	65,789,400	1.9%

Novo Nordisk ADR	1,002,195	100,189,434	2.8%

		256,380,334	7.3%

Life Science Equipment

Agilent Technologies	900,000	157,923,000	4.5%

Medical Devices

Stryker	300,000	83,130,000	2.4%

		577,496,484	16.5%

Industrials
Building Sub Contractors

EMCOR Group	89,650	10,892,475	0.3%

Commercial & Residential Building Equipment & Systems

Johnson Controls International	1,044,000	78,091,200	2.2%

Industrial Distribution & Rental

Fastenal	633,000	35,353,050	1.0%

Measurement Instruments

Keysight Technologies(1)	500,000	89,690,000	2.6%

Trimble(1)	1,500,000	141,330,000	4.0%

		231,020,000	6.6%

Metalworking Machinery

Lincoln Electric Holdings	307,000	42,860,270	1.2%

Rail Freight

Norfolk Southern	250,000	63,385,000	1.8%

Union Pacific	300,000	65,052,000	1.9%

		128,437,000	3.7%

		526,653,995	15.0%

Materials
Precious Metal Mining

Newmont	750,000	43,492,500	1.3%

		43,492,500	1.3%

Technology
Application Software

Adobe(1)	400,000	265,480,000	7.6%

Intuit	450,000	254,668,500	7.3%

SAP ADR	199,650	29,975,451	0.8%

		550,123,951	15.7%

Communications Equipment

Apple	2,016,000	306,089,280	8.7%

Cisco Systems	1,500,000	88,530,000	2.5%

		394,619,280	11.2%

Information Services

Gartner(1)	179,900	55,542,326	1.6%

Infrastructure Software

Microsoft	120,000	36,225,600	1.0%

Oracle	650,000	57,934,500	1.7%

		94,160,100	2.7%

Semiconductor Devices

Qualcomm	800,000	117,352,000	3.4%

Xilinx	391,200	60,866,808	1.7%

		178,218,808	5.1%

Semiconductor Manufacturing

ASML Holding NY	308,000	256,576,320	7.3%

Taiwan Semiconductor ADR	1,222,471	145,486,274	4.2%

		402,062,594	11.5%

		1,674,727,059	47.8%

Total investments	(Cost $559,146,027)	$ 3,353,443,029	95.8%

Other assets (net of liabilities)		147,750,842	4.2%

Total net assets		$ 3,501,193,871	100.0%
(1) Non-income producing

ADR: American Depository Receipt

Amana Mutual Funds Trust, Developing World Fund
Common Stocks - 90.0%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets
Communications
Internet Media
Naspers ADR	15,600	$ 538,980	South Africa	0.7%

Telecom Carriers
Saudi Telecom	44,000	1,583,610	Saudi Arabia	2.2%
Telekomunikasi Indonesia ADR	67,000	1,593,930	Indonesia	2.2%
		3,177,540		4.4%

		3,716,520		5.1%

Consumer Discretionary
Apparel, Footwear & Accessory Design
VF	20,000	1,529,400	United States	2.1%

Automobiles
Ford Otomotiv Sanayi	76,500	1,580,984	Turkey	2.2%

Home Improvement
Techtronic Industries	140,000	3,098,551	Hong Kong	4.3%

Home Products Stores
Wilcon Depot	3,000,000	1,506,852	Philippines	2.1%
		7,715,787		10.7%

Consumer Staples
Food & Drug Stores
Clicks Group	90,000	1,885,339	South Africa	2.6%

Household Products
Colgate-Palmolive	18,000	1,403,100	United States	2.0%
Kimberly-Clark de Mexico, Class A	950,000	1,685,820	Mexico	2.3%
LG Household & Health Care	1,200	1,511,769	Korea	2.1%
Unicharm	37,000	1,651,895	Japan	2.3%
Unilever ADR	30,000	1,670,400	United Kingdom	2.3%

		7,922,984		11.0%

Packaged Food
Indofood CBP Sukses Makmur	2,200,000	1,300,017	Indonesia	1.8%
M. Dias Branco	30,000	185,542	Brazil	0.3%
		1,485,559		2.1%

		11,293,882		15.7%

Energy
Renewable Energy Equipment
TPI Composites(3)	34,000	1,234,540	United States	1.7%

		1,234,540		1.7%

Financials
Islamic Banking
BIMB Holdings	1,286,700	1,228,879	Malaysia	1.7%

Real Estate Owners & Developers
SM Prime Holdings	1,900,000	1,296,178	Philippines	1.8%

		2,525,057		3.5%

Health Care
Generic Pharma
Hikma Pharmaceuticals	41,000	1,432,556	Jordan	2.0%

Health Care Facilities
Bangkok Dusit Medical Services NVDR	2,250,000	1,632,132	Thailand	2.3%
IHH Healthcare	1,000,000	1,538,493	Malaysia	2.1%
KPJ Healthcare	3,600,992	865,905	Malaysia	1.2%
		4,036,530		5.6%

Health Care Services
Fleury	320,000	1,464,841	Brazil	2.0%

		6,933,927		9.6%

Industrials
Logistics Services
Kerry Logistics Network	400,000	1,271,112	China(2)	1.8%

Rail Freight
Kansas City Southern Industries	6,500	1,824,355	United States	2.5%

Rubber & Plastic
Hartalega Holdings	725,000	1,286,658	Malaysia	1.8%

Waste Management
Sunny Friend Environmental Technology	180,000	1,334,103	Taiwan	1.8%
		5,716,228		7.9%

Materials
Precious Metal Mining
Barrick Gold	70,000	1,404,900	United States(2)	1.9%

Steel Raw Material Suppliers
Rio Tinto ADR	19,000	1,426,330	China(2)	2.0%

		2,831,230		3.9%

Technology
Communications Equipment
Samsung Electronics	23,800	1,571,234	Korea	2.2%
Sercomm	454,000	1,064,229	Taiwan	1.5%
		2,635,463		3.7%

Computer Hardware & Storage
Advantech	127,685	1,777,821	Taiwan	2.5%

Electronics Components
Delta Electronics	150,000	1,461,143	Taiwan	2.0%
KCE Electronics NVDR	400,000	948,384	Thailand	1.3%
Silergy	41,400	5,920,968	China(2)	8.2%
		8,330,495		11.5%

Semiconductor Devices
Micron Technology(3)	17,000	1,252,900	United States	1.7%
Monolithic Power Systems	3,900	1,930,227	China(2)	2.7%
Qualcomm	11,000	1,613,590	China(2)	2.2%
		4,796,717		6.6%

Semiconductor Manufacturing
ASM Pacific Technology	127,000	1,509,674	China(2)	2.1%
Taiwan Semiconductor ADR	21,000	2,499,210	Taiwan	3.5%
		4,008,884		5.6%

		21,549,380		29.9%

Utilities
Utility Networks
Hong Kong & China Gas	909,840	1,462,823	China	2.0%

		1,462,823		2.0%

Total investments	(Cost $47,059,418)	$ 64,979,374		90.0%
Other assets (net of liabilities)		7,240,977		10.0%

Total net assets		$ 72,220,351		100.0%
(1) Country of domicile unless otherwise indicated
(2) Denotes a country or regian of primary exposure
(3) Non-income producing
ADR: American Depository Receipt
NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund
Corporate Sukuk - 64.1%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets
Communications
Saudi Telecom(2)	3.89% due 05/13/2029	$ 6,450,000	$ 7,181,237	Saudi Arabia	3.6%

			7,181,237		3.6%
Consumer Discretionary
Almarai(2)	4.311% due 03/05/2024	6,200,000	6,661,462	Saudi Arabia	3.3%

			6,661,462		3.3%
Financials
Abu Dhabi Islamic Bank Capital Invest Two(2)	7.125% due PERP	4,150,000	4,439,836	United Arab Emirates	2.2%
Dar Al-Arkan Sukuk Co(2)	6.75% due 02/15/2025	5,000,000	5,253,617	Saudi Arabia	2.6%
Dubai International Finance Centre(2)	4.325% due 11/12/2024	7,000,000	7,508,493	United Arab Emirates	3.8%
Dubai Islamic Bank(2)	2.95% due 02/20/2025	6,200,000	6,473,520	United Arab Emirates	3.2%
EMAAR Malls(2)	4.564% due 06/18/2024	4,000,000	4,263,475	United Arab Emirates	2.1%
Emirates Islamic Bank(2)	1.827% due 09/23/2025	4,000,000	4,029,350	United Arab Emirates	2.0%
Investment Corporate of Dubai(2)	5.00% due 02/01/2027	8,350,000	9,229,005	United Arab Emirates	4.6%
Islamic Development Bank Trust Services(2)	1.957% due 10/02/2024	500,000	516,275	Saudi Arabia	0.3%
Kuwait Financial Bank Tier 1(2)	3.60% due PERP	400,000	395,520	Kuwait	0.2%
Majid Al Futtaim(2)	4.50% due 11/03/2025	5,750,000	6,349,300	United Arab Emirates	3.2%
Majid Al Futtaim(2)	4.638% due 05/14/2029	3,650,000	4,128,453	United Arab Emirates	2.1%
Mar Sukuk Ltd(2)	2.21% due 09/02/2025	1,500,000	1,534,409	Qatar	0.8%
National Commercial Bank Tier 1(2)	3.50% due PERP	5,550,000	5,488,062	Saudi Arabia	2.7%
Noor(2)	4.471% due 04/24/2023	1,000,000	1,055,014	United Arab Emirates	0.6%
Qatar International Bank(2)	3.982% due 03/26/2024	5,650,000	6,052,304	Qatar	3.0%
Sharjah Islamic Bank(2)	3.084% due 09/08/2021	2,800,000	2,800,457	United Arab Emirates	1.4%
Sharjah Islamic Bank(2)	2.85% due 06/23/2025	4,300,000	4,444,266	United Arab Emirates	2.2%
Sharjah(2)	3.854% due 04/03/2026	4,500,000	4,797,424	United Arab Emirates	2.4%
			78,758,780		39.4%
Industrials
DP World Crescent(2)	3.908% due 05/31/2023	5,500,000	5,747,644	United Arab Emirates	2.9%

			5,747,644		2.9%
Materials
Equate(2)	3.944% due 02/21/2024	5,600,000	5,990,911	United Arab Emirates	3.0%

			5,990,911		3.0%

Technology
Axiata SPV2(2)	4.357% due 03/24/2026	4,150,000	4,662,193	Malaysia	2.3%

			4,662,193		2.3%
Utilities
Saudi Electric Global(2)	4.211% due 04/03/2022	1,500,000	1,531,596	Saudi Arabia	0.8%
Saudi Electric Global(2)	4.00% due 04/08/2024	1,200,000	1,292,838	Saudi Arabia	0.6%
Saudi Electric Global(3)	4.00% due 04/08/2024	1,500,000	1,617,438	Saudi Arabia	0.8%
Tabreed(2)	5.50% due 10/31/2025	6,200,000	7,159,886	United Arab Emirates	3.6%
TNB Global Ventures Cap(2)	3.244% due 10/19/2026	7,140,000	7,656,008	Malaysia	3.8%

			19,257,766		9.6%

Total Corporate Sukuk		(Cost $125,100,415)	$ 128,259,993		64.1%

Government Sukuk - 27.3%
Foreign Government Sukuk
Department of Finance Dubai(2)	3.875% due 01/30/2023	3,750,000	3,895,102	United Arab Emirates	1.9%
Department of Finance Dubai(2)	5.00% due 04/30/2029	5,000,000	5,838,335	United Arab Emirates	2.9%
Islamic Development Bank(2)	3.389% due 09/26/2023	3,500,000	3,709,899	Saudi Arabia	1.9%
Kingdom of Saudi Arabia(2)	2.894% due 04/20/2022	1,500,000	1,521,320	Saudi Arabia	0.7%
Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	6,500,000	7,174,452	Saudi Arabia	3.6%
Kingdom of Saudi Arabia(2)	4.303% due 01/19/2029	1,500,000	1,731,929	Saudi Arabia	0.9%
Oman Sovereign(2)	4.397% due 06/01/2024	6,600,000	6,856,248	Oman	3.4%
Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023	4,500,000	4,699,710	Indonesia	2.3%
Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	5,685,000	6,449,860	Indonesia	3.2%
Perusahaan Penerbit SBSN(2)	4.45% due 02/20/2029	3,050,000	3,545,625	Indonesia	1.8%
Ras Al Khaimah(2)	3.094% due 03/31/2025	3,150,000	3,335,201	United Arab Emirates	1.7%
State of Qatar(2)	3.241% due 01/18/2023	5,700,000	5,922,584	Qatar	3.0%

			54,680,265		27.3%

Total Government Sukuk		(Cost $53,031,665)	$ 54,680,265		27.3%

Bank Time Deposits - 1.0%
Arab Banking Corp., NY Branch	0.541712% due 02/22/2022	$ 1,000,000	$ 1,000,000	United States	0.5%
Arab Banking Corp., NY Branch	0.584296% due 05/23/2022	1,000,000	1,000,000	United States	0.5%

Total Bank Time Deposits		(Cost $2,000,000)	$ 2,000,000		1.0%

Total investments		(Cost $180,132,080)	$ 184,940,258		92.4%
Other assets (net of liabilities)			15,194,064		7.6%

Total net assets			$ 200,134,322		100.0%

(1) Denotes a country or regian of primary exposure

(2) Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2021, the aggregate value of these securities was $181,322,820 representing 90.6% of net assets.

(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2021, the net value of these securities was $1,617,438 representing 0.8% of net assets.

PERP: Security is perpetual in nature and has no stated maturity

Amana Mutual Funds Trust Form F August 31, 2021

Notes to Schedule of Investments (unaudited)

1.	Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2.	Significant Accounting Policies

a.	Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

Bank time deposits are accounted for on cost basis, which approximates market value. Bank time deposits will be categorized as a Fair Value Level 2.

Amana Mutual Funds Trust Form F August 31, 2021

b.	Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total

Income Fund
Common Stocks[1]	$1,530,494,088	$-	$-	$1,530,494,088

Total Assets	$1,530,494,088	$-	$-	$1,530,494,088

Growth Fund

Common Stocks[1]	$3,353,443,029	$-	$-	$3,353,443,029

Total Assets	$3,353,443,029	$-	$-	$3,353,443,029

Developing World

Common Stocks

Communications	$2,132,910	$1,583,610	$-	$3,716,520

Consumer Discretionary	$1,529,400	$6,186,387	$-	$7,715,787

Consumer Staples	$3,073,500	$8,220,382	$-	$11,293,882

Energy	$1,234,540	$-	$-	$1,234,540

Financials	$-	$2,525,057	$-	$2,525,057

Health Care	$-	$6,933,927	$-	$6,933,927

Industrials	$1,824,355	$3,891,873	$-	$5,716,228

Materials	$2,831,230	$-	$-	$2,831,230

Technology	$7,295,927	$14,253,453	$-	$21,549,380

Utilities	$-	$1,462,823	$-	$1,462,823
Total Assets	$19,921,862	$45,057,512	$-	$64,979,374

Participation Fund
Corporate Sukuk[1]	$-	$128,259,993	$-	$128,259,993
Government Sukuk[1]	$-	$54,680,265	$-	$54,680,265

Bank time deposits[1]	$-	$2,000,000	$-	$2,000,000

Total Assets	$-	$184,940,258	$-	$184,940,258

During the period ended August 31, 2021, no Fund had transfers between Level 1, Level 2, and Level 3.

(1) See the Schedule of Investments for additional details